(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	R$ 961,134
Additions	284,867
Reversals	(146,789)
Payments	(215,873)
Monetary adjustments	96,018
Ending balance of provisions	979,360
Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	224,258
Additions	85,081
Reversals	(42,869)
Payments	(79,369)
Monetary adjustments	32,212
Ending balance of provisions	219,314
Civil [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	291,388
Additions	122,626
Reversals	(51,944)
Payments	(111,404)
Monetary adjustments	30,638
Ending balance of provisions	281,304
Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	347,291
Additions	53,407
Reversals	(31,414)
Payments	(8,078)
Monetary adjustments	28,617
Ending balance of provisions	389,823
Others [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksAndEscrowDepositsLineItems [Line Items]
Beginning balance of provisions	98,196
Additions	23,753
Reversals	(20,562)
Payments	(17,022)
Monetary adjustments	4,551
Ending balance of provisions	R$ 88,920